Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 71,311	$ 4,877
Accounts receivable, net	225,366	60,981
Costs and estimated earnings in excess of billings on uncompleted contracts	47,121	18,613
Prepaid expenses and other current assets	12,864	862
Total current assets	356,662	85,333
Property, plant and equipment, net	176,178	30,905
Intangible assets, net	50,874	69
Goodwill	40,257	3,020
Company-owned life insurance	3,854	4,250
Deferred income taxes	11,215	3,080
Other assets	188	46
Total assets	639,228	126,703
Current liabilities:
Accounts payable	158,075	23,880
Accrued liabilities	94,059	46,150
Billings in excess of costs and estimated earnings on uncompleted contracts	62,234	7,398
Current portion of capital lease obligations	17,615	4,691
Line of credit - short-term	0	33,674
Current portion of long-term debt	32,580	0
Total current liabilities	364,563	115,793
Capital lease obligations, less current portion	45,912	15,899
Long-term debt, less current portion	295,727	0
Deferred compensation	6,157	5,030
Contingent consideration	23,082	0
Total liabilities	735,441	136,722
Commitments and contingencies
Series A Preferred Stock, par value, $0.0001 per share; 1,000,000 shares authorized; 34,965 shares and 34,965 shares issued and outstanding at September 30, 2019 and December 31, 2018, respectively	34,965	0
Stockholders' equity (deficit):
Common stock, $0.0001 par value per share; 100,000,000 shares authorized; 22,155,271 and 21,577,650 shares issued and outstanding at December 31, 2018 and 2017, respectively	2	2
Additional paid-in capital	4,751	0
Accumulated deficit	(135,931)	(10,021)
Total stockholders' equity (deficit)	(131,178)	(10,019)
Total liabilities and stockholders' equity (deficit)	$ 639,228	$ 126,703